Financing receivables, net - Additional Information (Details)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses as a percentage of gross finance receivables (net of unearned income)	2.98%	6.20%
Delinquency rate (as a percent)	4.89%	7.62%
Property transaction related business
Financing Receivable, Allowance for Credit Loss [Line Items]
Average credit loss rate (as a percent)	2.79%
Non-property transaction related business
Financing Receivable, Allowance for Credit Loss [Line Items]
Average credit loss rate (as a percent)	5.18%